FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08874
                                   ---------

                           TEMPLETON DRAGON FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Dragon Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Templeton Dragon Fund, Inc. ...........................................   3
Notes to Statement of Investments .....................................   6



                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

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Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
                                                                 COUNTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 97.3%
    AIR FREIGHT & LOGISTICS 0.0%C
    Sinotrans Ltd. ..........................                     China                       1,008,000       $    290,790
                                                                                                              -------------

    AIRLINES 0.4%
  a Air China Ltd. ..........................                     China                       7,486,000          2,711,467
  a Air China Ltd., 144A ....................                     China                       1,364,000            494,047
                                                                                                              -------------
                                                                                                                 3,205,514
                                                                                                              -------------

    AUTO COMPONENTS 1.6%
    Cheng Shin Rubber Industry Co. Ltd. .....                    Taiwan                       9,409,160         11,333,639
                                                                                                              -------------

    AUTOMOBILES 0.2%
  a Chongqing Changan Automobile ............                     China                         905,070            456,048
    Kia Motors Corp. ........................                  South Korea                       98,810          1,359,548
                                                                                                              -------------
                                                                                                                 1,815,596
                                                                                                              -------------

    CAPITAL MARKETS 1.2%
    Yuanta Core Pacific Securities Co. ......                    Taiwan                      11,591,332          8,480,296
                                                                                                              -------------

    COMMUNICATIONS EQUIPMENT 0.5%
    D-Link Corp. ............................                    Taiwan                       2,979,309          3,706,878
                                                                                                              -------------

    COMPUTERS & PERIPHERALS 5.9%
    Acer Inc. ...............................                    Taiwan                      12,232,022         19,218,088
    Advantech Co. Ltd. ......................                    Taiwan                       2,929,282          6,694,226
    Asustek Computer Inc. ...................                    Taiwan                       2,883,512          7,962,469
    Lenovo Group Ltd., H ....................                     China                       6,024,000          2,046,760
    Lite-On Technology Corp. ................                    Taiwan                       5,776,100          6,215,000
                                                                                                              -------------
                                                                                                                42,136,543
                                                                                                              -------------

    CONSTRUCTION MATERIALS 0.2%
    Anhui Conch Cement Co. Ltd. .............                     China                       1,306,000          1,239,113
    China Resources Cement ..................                     China                         872,000            206,835
                                                                                                              -------------
                                                                                                                 1,445,948
                                                                                                              -------------

    DISTRIBUTORS 2.9%
    China Resources Enterprise Ltd. .........                     China                      12,628,000         17,324,247
    Test-Rite International Co. Ltd. ........                    Taiwan                       5,126,125          3,563,199
                                                                                                              -------------
                                                                                                                20,887,446
                                                                                                              -------------

    DIVERSIFIED BANKS 6.5%
    Chinatrust Financial Holding Co. Ltd. ...                    Taiwan                       6,659,477          7,514,264
    HSBC Holdings PLC .......................                United Kingdom                   1,376,759         21,888,482
    Mega Financial Holdings Co. Ltd. ........                    Taiwan                      27,217,000         17,536,504
                                                                                                              -------------
                                                                                                                46,939,250
                                                                                                              -------------

    DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
    China Telecom Corp. Ltd., H .............                     China                      10,278,000          3,590,965
                                                                                                              -------------

    ELECTRIC UTILITIES 8.4%
    Cheung Kong Infrastructure Holdings Ltd.                    Hong Kong                    11,060,000         31,764,291
    Datang International Power Generation Co. Ltd.                China                      26,502,000         19,198,315
    Guangdong Electric Power Development Co Ltd., B               China                      11,270,600          5,621,247


                                          Quarterly Statement of Investments | 3

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                                 COUNTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRIC UTILITIES (CONT.)
    Huadian Power International Corp. Ltd., H                     China                       3,978,000       $  1,083,826
    Huaneng Power International Inc., H .....                     China                       3,388,000          2,476,021
                                                                                                              -------------
                                                                                                                60,143,700
                                                                                                              -------------

    ELECTRICAL EQUIPMENT 0.6%
    Phoenixtec Power Co. Ltd. ...............                    Taiwan                       3,632,945          4,012,775
                                                                                                              -------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
    Delta Electronics Inc. ..................                    Taiwan                      11,788,952         19,120,658
                                                                                                              -------------

    FOOD & STAPLES RETAILING 15.2%
    Dairy Farm International Holdings Ltd. ..                   Hong Kong                    39,843,978        109,172,500
                                                                                                              -------------

    FOOD PRODUCTS 1.0%
    UNI-President Enterprises Corp. .........                    Taiwan                      16,069,030          7,446,449
                                                                                                              -------------

    HOTELS RESTAURANTS & LEISURE 2.8%
    Hong Kong & Shanghai Hotels Ltd. ........                   Hong Kong                    21,534,000         19,878,940
                                                                                                              -------------

    HOUSEHOLD DURABLES 1.7%
    TCL International Holdings Inc. .........                     China                      48,960,000         12,303,637
                                                                                                              -------------

    INDUSTRIAL CONGLOMERATES 4.9%
    Beijing Enterprises Holdings Ltd. .......                     China                       1,520,000          2,172,974
    CITIC Pacific Ltd. ......................                     China                       7,081,000         20,745,162
  a LG Corp. ................................                  South Korea                       76,000          1,822,506
    Shanghai Industrial Holdings Ltd. .......                     China                       4,954,000         10,480,354
                                                                                                              -------------
                                                                                                                35,220,996
                                                                                                              -------------

    IT SERVICES 0.3%
    Travelsky Technology Ltd., H ............                     China                       2,837,000          2,364,333
                                                                                                              -------------

    LEISURE EQUIPMENT & PRODUCTS 0.2%
    Premier Image Technology Corp. ..........                    Taiwan                       1,495,000          1,694,011
                                                                                                              -------------

    MACHINERY 3.4%
    China International Marine Containers Co. Ltd., B             China                       7,253,786         21,707,090
    Yung Tay Engineering Co. Ltd. ...........                    Taiwan                       5,686,000          3,086,098
                                                                                                              -------------
                                                                                                                24,793,188
                                                                                                              -------------

    METALS & MINING 0.1%
    Aluminum Corp. of China Ltd., H .........                     China                       1,028,000            593,119
    China Oriental Group Co. Ltd. ...........                     China                         422,000             90,898
                                                                                                              -------------
                                                                                                                   684,017
                                                                                                              -------------

    OFFICE ELECTRONICS 0.1%
    Kinpo Electronics Inc. ..................                     Taiwan                      1,454,000            643,792
                                                                                                              -------------

    OIL & GAS 9.2%
    China Petroleum & Chemical Corp., H .....                     China                     103,150,000         41,659,668
    PetroChina Co. Ltd., H ..................                     China                      40,050,000         24,904,641
                                                                                                              -------------
                                                                                                                66,564,309
                                                                                                              -------------

    REAL ESTATE 10.3%
    Cheung Kong Holdings Ltd. ...............                   Hong Kong                     2,575,000         22,862,990
    Hang Lung Group Ltd. ....................                   Hong Kong                    18,177,042         31,812,067


4 |  Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                                 COUNTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    REAL ESTATE (CONT.)
    Henderson China Holdings Ltd. ...........                   Hong Kong                     6,956,500       $  4,236,629
    Henderson Investment Ltd. ...............                   Hong Kong                     7,485,000         10,364,577
    Hong Kong Land Holdings Ltd. ............                   Hong Kong                     1,904,000          5,121,760
                                                                                                              -------------
                                                                                                                74,398,023
                                                                                                              -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.3%
    Elan Microelectronics Corp. .............                    Taiwan                       3,517,396          1,948,155
    Faraday Technology Corp. ................                    Taiwan                         432,259            836,914
    Samsung Electronics Co. Ltd. ............                  South Korea                       10,780          5,318,486
    Siliconware Precision Industries Co. Ltd.                    Taiwan                       4,340,000          3,767,505
    Sunplus Technology Co. Ltd. .............                    Taiwan                       6,264,390          9,404,737
    Taiwan Semiconductor Manufacturing Co. ..                    Taiwan                      10,139,000         16,573,303
                                                                                                              -------------
                                                                                                                37,849,100
                                                                                                              -------------

    TEXTILES APPAREL & LUXURY GOODS 0.9%
    Tack Fat Group International Ltd. .......                   Hong Kong                    26,080,000          3,778,523
    Tainan Enterprises Co. Ltd. .............                    Taiwan                       1,846,000          2,463,794
                                                                                                              -------------
                                                                                                                 6,242,317
                                                                                                              -------------

    TRANSPORTATION INFRASTRUCTURE 3.0%
    China Merchants Holdings (International) Co. Ltd.             China                       3,574,000          7,011,033
    Cosco Pacific Ltd. ......................                   Hong Kong                     6,678,000         14,512,831
                                                                                                              -------------
                                                                                                                21,523,864
                                                                                                              -------------

    WIRELESS TELECOMMUNICATION SERVICES 7.3%
    China Mobile (Hong Kong) Ltd., fgn. .....                     China                      13,876,000         45,367,045
    Taiwan Cellular Corp. ...................                    Taiwan                       7,047,764          7,158,270
                                                                                                              -------------
                                                                                                                52,525,315
                                                                                                              -------------

    TOTAL COMMON STOCKS (COST $446,704,900) .                                                                  700,414,789
                                                                                                              -------------

    SHORT TERM INVESTMENTS (COST $12,735,596) 1.8%
    MONEY FUND
  b Franklin Institutional Fiduciary Trust
     Money Market Portfolio .................                 United States                  12,735,596         12,735,596
                                                                                                              -------------
    TOTAL INVESTMENTS (COST $459,440,496) 99.1%                                                                713,150,385
    OTHER ASSETS, LESS LIABILITIES 0.9% .....                                                                    6,542,307
                                                                                                              -------------
    NET ASSETS 100.0% .......................                                                                 $719,692,692
                                                                                                              =============



a Non-income producing.
b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
c Rounds to less than 0.05% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Templeton Dragon Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Templeton Dragon Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company.


1. INCOME TAXES

At March 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments....................................     $460,729,033
                                                            -------------
Unrealized appreciation................................     $258,193,848
Unrealized depreciation................................       (5,772,496)
                                                            -------------
Net unrealized appreciation (depreciation).............     $252,421,352
                                                            =============





For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



6 |  Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON DRAGON FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 20, 2005